Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2020

VIPHI-QTLY-1120
1.808795.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 95.2%
	Principal Amount	Value
Convertible Bonds - 0.9%
Broadcasting - 0.9%
DISH Network Corp.:
2.375% 3/15/24	$7,126,000	$6,413,042
3.375% 8/15/26	1,580,000	1,450,435
		7,863,477
Energy - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (a)(b)	518,100	518,100

TOTAL CONVERTIBLE BONDS		8,381,577

Nonconvertible Bonds - 94.3%
Aerospace - 4.8%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	5,085,000	5,135,850
Bombardier, Inc.:
6% 10/15/22 (c)	915,000	846,375
6.125% 1/15/23 (c)	5,425,000	4,638,375
7.5% 12/1/24 (c)	185,000	141,987
7.5% 3/15/25 (c)	935,000	702,419
7.875% 4/15/27 (c)	1,220,000	925,297
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	1,785,000	1,825,163
5.375% 7/15/26 (c)	2,935,000	3,048,731
Moog, Inc. 4.25% 12/15/27 (c)	2,140,000	2,188,257
TransDigm UK Holdings PLC 6.875% 5/15/26	975,000	979,778
TransDigm, Inc.:
5.5% 11/15/27	9,785,000	9,393,600
6.25% 3/15/26 (c)	7,860,000	8,241,603
6.5% 5/15/25	425,000	423,672
7.5% 3/15/27	850,000	882,564
8% 12/15/25 (c)	4,020,000	4,371,750
		43,745,421
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC:
3.087% 1/9/23	1,155,000	1,131,773
4.687% 6/9/25	1,600,000	1,619,840
5.113% 5/3/29	1,905,000	1,957,388
5.125% 6/16/25	1,185,000	1,222,031
		5,931,032
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
5.75% 11/20/25	2,640,000	2,963,607
8% 11/1/31	1,415,000	1,936,044
		4,899,651
Broadcasting - 1.0%
Netflix, Inc.:
4.875% 4/15/28	1,385,000	1,547,738
5.375% 11/15/29 (c)	525,000	618,791
5.875% 11/15/28	1,785,000	2,129,871
6.375% 5/15/29	560,000	688,800
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	575,000	589,254
5% 8/1/27 (c)	3,455,000	3,608,989
		9,183,443
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	3,680,000	3,845,600
Cable/Satellite TV - 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (c)	2,975,000	3,011,057
4.25% 2/1/31 (c)	2,850,000	2,952,319
4.5% 8/15/30 (c)	1,750,000	1,837,500
5% 2/1/28 (c)	8,430,000	8,862,038
5.125% 5/1/27 (c)	5,530,000	5,818,777
5.5% 5/1/26 (c)	2,285,000	2,382,113
CSC Holdings LLC:
4.125% 12/1/30 (c)	1,895,000	1,931,479
5.5% 5/15/26 (c)	7,580,000	7,883,200
5.75% 1/15/30 (c)	1,900,000	2,019,149
DISH DBS Corp.:
5.875% 11/15/24	3,685,000	3,778,968
7.75% 7/1/26	2,070,000	2,275,675
Dolya Holdco 18 DAC 5% 7/15/28 (c)	2,285,000	2,279,288
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	2,425,000	2,424,491
6.5% 9/15/28 (c)	2,935,000	3,007,678
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	3,000,000	3,150,000
Virgin Media Finance PLC 5% 7/15/30 (c)	2,395,000	2,383,025
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	210,000	215,762
5.5% 8/15/26 (c)	3,170,000	3,304,725
5.5% 5/15/29 (c)	1,555,000	1,669,215
Ziggo Bond Co. BV:
5.125% 2/28/30 (c)	185,000	187,276
6% 1/15/27 (c)	3,095,000	3,199,456
Ziggo BV 5.5% 1/15/27 (c)	2,607,000	2,730,833
		67,304,024
Capital Goods - 0.6%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	4,830,000	5,019,650
Chemicals - 2.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,155,000	2,214,263
CF Industries Holdings, Inc.:
4.95% 6/1/43	1,823,000	2,123,248
5.15% 3/15/34	170,000	200,872
5.375% 3/15/44	1,440,000	1,732,867
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (c)(d)(e)	4,035,000	3,805,472
6.5% 5/15/26 (c)	2,675,000	2,342,792
6.875% 6/15/25 (c)	100,000	91,000
Methanex Corp. 5.125% 10/15/27	2,855,000	2,840,725
Olin Corp.:
5% 2/1/30	765,000	719,100
5.125% 9/15/27	2,270,000	2,247,300
5.625% 8/1/29	175,000	171,936
The Chemours Co. LLC:
5.375% 5/15/27	3,591,000	3,573,045
7% 5/15/25	120,000	120,600
Valvoline, Inc.:
4.25% 2/15/30 (c)	660,000	673,200
4.375% 8/15/25	2,355,000	2,422,706
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (c)	1,140,000	1,177,278
		26,456,404
Consumer Products - 0.4%
Mattel, Inc.:
5.875% 12/15/27 (c)	85,000	91,481
6.75% 12/31/25 (c)	2,610,000	2,753,550
Prestige Brands, Inc. 6.375% 3/1/24 (c)	945,000	968,625
		3,813,656
Containers - 2.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (c)	1,213,000	1,259,458
Berry Global, Inc. 4.875% 7/15/26 (c)	2,055,000	2,155,181
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	2,965,000	2,963,177
7.875% 7/15/26 (c)	1,720,000	1,737,200
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)	355,000	359,988
OI European Group BV 4% 3/15/23 (c)	850,000	862,750
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (c)	2,115,000	2,231,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (c)	1,790,000	1,812,375
Silgan Holdings, Inc. 4.75% 3/15/25	2,680,000	2,726,900
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	3,555,000	3,681,114
8.5% 8/15/27 (c)	600,000	646,935
		20,436,403
Diversified Financial Services - 2.1%
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	1,160,000	1,271,650
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,085,000	3,123,563
5.25% 5/15/27	130,000	135,434
6.25% 5/15/26	4,405,000	4,592,213
Navient Corp. 7.25% 1/25/22	1,925,000	1,973,125
Springleaf Finance Corp.:
6.875% 3/15/25	2,180,000	2,419,092
7.125% 3/15/26	1,300,000	1,452,360
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	4,450,000	4,533,438
		19,500,875
Diversified Media - 1.5%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	5,420,000	5,521,625
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (c)	2,250,000	2,255,625
5.625% 10/1/28 (c)	1,850,000	1,900,875
5.875% 10/1/30 (c)	1,840,000	1,904,400
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	1,985,000	1,999,888
		13,582,413
Electric Utilities No Longer Use - 0.5%
Pattern Energy Operations LP 4.5% 8/15/28 (c)	770,000	798,875
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	935,000	958,263
4.75% 1/15/30 (c)	265,000	281,563
5% 1/31/28 (c)	2,570,000	2,813,315
		4,852,016
Energy - 12.5%
Apache Corp.:
5.1% 9/1/40	875,000	786,538
7.375% 8/15/47	310,000	288,300
Cheniere Energy Partners LP:
5.25% 10/1/25	6,250,000	6,393,750
5.625% 10/1/26	3,190,000	3,317,600
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	2,925,000	3,001,781
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	3,500,000	3,470,898
Comstock Resources, Inc.:
9.75% 8/15/26	1,140,000	1,172,718
9.75% 8/15/26	615,000	630,498
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	4,738,000	4,232,313
5.75% 4/1/25	5,907,000	5,375,370
6.25% 4/1/23	3,175,000	3,103,912
CVR Energy, Inc.:
5.25% 2/15/25 (c)	3,265,000	2,840,550
5.75% 2/15/28 (c)	390,000	331,500
DCP Midstream Operating LP 5.375% 7/15/25	3,420,000	3,526,294
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	165,000	163,763
5.75% 1/30/28 (c)	1,635,000	1,643,175
6.625% 7/15/25 (c)	395,000	405,863
EQM Midstream Partners LP 6.5% 7/1/27 (c)	1,135,000	1,203,123
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29 (c)(f)	2,060,000	2,080,600
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	2,465,000	2,459,355
5.625% 2/15/26 (c)	5,785,000	5,893,353
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	2,250,000	2,041,875
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	2,885,000	2,827,300
Jonah Energy LLC 7.25% 10/15/25 (c)	3,695,000	411,069
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	3,630,000	3,602,775
MEG Energy Corp. 7.125% 2/1/27 (c)	1,090,000	977,545
New Fortress Energy LLC 6.75% 9/15/25 (c)	3,330,000	3,481,515
Occidental Petroleum Corp.:
2.9% 8/15/24	835,000	708,439
3.4% 4/15/26	1,140,000	909,150
3.5% 8/15/29	1,070,000	820,476
4.2% 3/15/48	865,000	594,688
4.3% 8/15/39	590,000	408,964
4.4% 4/15/46	850,000	606,445
4.4% 8/15/49	455,000	318,548
5.55% 3/15/26	2,880,000	2,609,021
6.2% 3/15/40	575,000	471,500
6.45% 9/15/36	3,050,000	2,592,561
7.5% 5/1/31	3,730,000	3,543,500
7.875% 9/15/31	375,000	363,750
8.875% 7/15/30	1,270,000	1,308,100
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	440,000	332,200
9.25% 5/15/25 (c)	2,405,000	2,465,173
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,315,000	4,056,100
Rattler Midstream LP 5.625% 7/15/25 (c)	3,120,000	3,143,400
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(g)	5,722,000	1
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	1,595,000	1,602,975
5.5% 2/15/26	1,580,000	1,578,025
5.875% 3/15/28	500,000	511,250
6% 4/15/27	65,000	66,788
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31 (c)	870,000	842,530
5.125% 2/1/25	5,120,000	5,107,200
5.375% 2/1/27	665,000	668,737
U.S.A. Compression Partners LP:
6.875% 4/1/26	8,000	7,930
6.875% 9/1/27	775,000	768,506
Viper Energy Partners LP 5.375% 11/1/27 (c)	3,965,000	3,905,525
Weatherford International Ltd. 11% 12/1/24 (c)	1,753,000	1,051,800
Western Gas Partners LP:
3.95% 6/1/25	430,000	404,114
4% 7/1/22	450,000	452,666
4.1% 2/1/25	1,750,000	1,666,875
4.65% 7/1/26	660,000	641,850
5.05% 2/1/30	2,965,000	2,890,623
5.3% 3/1/48	880,000	708,400
6.25% 2/1/50	310,000	287,138
		114,078,281
Food/Beverage/Tobacco - 3.2%
H.J. Heinz Co. 5% 7/15/35	2,075,000	2,387,296
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	2,925,000	3,015,090
6.75% 2/15/28 (c)	940,000	1,022,175
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	2,735,000	2,981,150
6.5% 4/15/29 (c)	5,495,000	6,099,450
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	1,830,000	1,884,900
6.875% 5/1/25 (c)	2,480,000	2,641,200
Post Holdings, Inc.:
4.625% 4/15/30 (c)	1,125,000	1,157,344
5% 8/15/26 (c)	2,300,000	2,357,500
5.625% 1/15/28 (c)	1,050,000	1,112,018
5.75% 3/1/27 (c)	1,635,000	1,718,794
TreeHouse Foods, Inc. 4% 9/1/28	1,465,000	1,481,672
U.S. Foods, Inc. 6.25% 4/15/25 (c)	1,645,000	1,741,644
		29,600,233
Gaming - 6.1%
Boyd Gaming Corp.:
4.75% 12/1/27	1,090,000	1,069,563
6% 8/15/26	930,000	959,063
6.375% 4/1/26	2,460,000	2,561,327
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	3,365,000	3,508,013
8.125% 7/1/27 (c)	1,645,000	1,743,700
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	6,330,000	6,124,275
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,645,000	2,871,994
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	2,935,000	2,898,313
Golden Nugget, Inc. 6.75% 10/15/24 (c)	4,845,000	4,045,575
MCE Finance Ltd. 4.875% 6/6/25 (c)	2,075,000	2,119,427
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,777,663
4.5% 1/15/28	2,895,000	2,949,281
4.625% 6/15/25 (c)	560,000	571,200
5.75% 2/1/27	870,000	937,425
Scientific Games Corp. 5% 10/15/25 (c)	1,800,000	1,811,250
Stars Group Holdings BV 7% 7/15/26 (c)	2,315,000	2,459,688
Station Casinos LLC 5% 10/1/25 (c)	2,975,000	2,926,061
VICI Properties, Inc.:
3.5% 2/15/25 (c)	1,265,000	1,252,356
4.625% 12/1/29 (c)	2,410,000	2,461,658
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	1,935,000	1,814,063
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	1,845,000	1,815,019
5.5% 10/1/27 (c)	2,950,000	2,883,625
		55,560,539
Healthcare - 7.8%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	2,795,000	2,899,813
Catalent Pharma Solutions 4.875% 1/15/26 (c)	400,000	408,000
Centene Corp.:
4.25% 12/15/27	980,000	1,025,501
4.625% 12/15/29	5,100,000	5,501,166
5.375% 8/15/26 (c)	3,945,000	4,178,445
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	290,000	304,352
5.5% 4/1/26 (c)	1,325,000	1,394,563
Community Health Systems, Inc.:
6.25% 3/31/23	3,570,000	3,489,675
8% 3/15/26 (c)	2,480,000	2,435,081
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,145,000	3,223,625
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	3,060,000	3,140,784
HCA Holdings, Inc. 5.875% 2/15/26	170,000	190,400
Hologic, Inc.:
3.25% 2/15/29 (c)	2,030,000	2,042,688
4.375% 10/15/25 (c)	2,070,000	2,116,575
4.625% 2/1/28 (c)	395,000	414,900
IMS Health, Inc. 5% 5/15/27 (c)	2,745,000	2,878,325
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)	1,845,000	1,895,738
Radiology Partners, Inc. 9.25% 2/1/28 (c)	1,085,000	1,128,400
Service Corp. International 5.125% 6/1/29	1,420,000	1,573,545
Teleflex, Inc.:
4.25% 6/1/28 (c)	535,000	553,725
4.875% 6/1/26	2,115,000	2,183,738
Tenet Healthcare Corp.:
4.625% 6/15/28 (c)	680,000	685,729
4.875% 1/1/26 (c)	1,550,000	1,573,250
5.125% 5/1/25	1,030,000	1,031,030
6.125% 10/1/28 (c)	2,875,000	2,799,531
6.25% 2/1/27 (c)	2,720,000	2,807,611
6.75% 6/15/23	4,805,000	5,045,250
7% 8/1/25	7,260,000	7,472,718
7.5% 4/1/25 (c)	2,335,000	2,515,963
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	1,005,000	1,065,300
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (c)	19,000	18,905
9.25% 4/1/26 (c)	2,500,000	2,750,000
Vizient, Inc. 6.25% 5/15/27 (c)	240,000	251,400
		70,995,726
Homebuilders/Real Estate - 1.1%
Howard Hughes Corp. 5.375% 3/15/25 (c)	3,200,000	3,251,520
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	1,515,000	1,560,450
5.5% 5/1/24	2,870,000	2,905,875
6.375% 3/1/24	1,275,000	1,309,425
Starwood Property Trust, Inc. 4.75% 3/15/25	1,015,000	971,863
		9,999,133
Hotels - 0.3%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	2,525,000	2,569,188
Insurance - 2.5%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	8,457,000	8,872,408
AmWINS Group, Inc. 7.75% 7/1/26 (c)	6,110,000	6,537,700
HUB International Ltd. 7% 5/1/26 (c)	2,155,000	2,233,119
USI, Inc. 6.875% 5/1/25 (c)	5,270,000	5,335,875
		22,979,102
Metals/Mining - 1.7%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (c)	1,775,000	1,771,716
7.25% 4/1/23 (c)	4,195,000	4,146,862
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	40,000	42,700
Freeport-McMoRan, Inc. 3.875% 3/15/23	2,770,000	2,853,682
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	2,500,000	2,331,250
6.5% 5/1/25 (c)	970,000	999,866
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	3,603,000	3,675,420
		15,821,496
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (c)(f)	3,000,000	3,022,500
5% 10/15/25 (c)	2,190,000	2,245,538
5.75% 4/15/25 (c)	755,000	805,963
Yum! Brands, Inc. 7.75% 4/1/25 (c)	2,250,000	2,486,250
		8,560,251
Services - 5.9%
AECOM 5.125% 3/15/27	4,750,000	5,130,570
APX Group, Inc. 6.75% 2/15/27 (c)	2,032,000	2,108,200
Aramark Services, Inc.:
4.75% 6/1/26	1,955,000	1,978,069
5% 2/1/28 (c)	4,765,000	4,800,738
6.375% 5/1/25 (c)	4,365,000	4,546,911
Ascend Learning LLC:
6.875% 8/1/25 (c)	335,000	344,564
6.875% 8/1/25 (c)	2,470,000	2,513,744
ASGN, Inc. 4.625% 5/15/28 (c)	1,020,000	1,024,202
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (c)	2,865,000	2,941,066
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	5,105,000	4,824,225
CoreCivic, Inc.:
4.625% 5/1/23	495,000	470,250
5% 10/15/22	1,430,000	1,406,369
Frontdoor, Inc. 6.75% 8/15/26 (c)	1,570,000	1,672,050
Gartner, Inc. 3.75% 10/1/30 (c)	955,000	966,030
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	5,245,000	5,189,272
Laureate Education, Inc. 8.25% 5/1/25 (c)	3,875,000	4,107,500
Sotheby's 7.375% 10/15/27 (c)	2,930,000	2,930,000
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	1,345,000	1,408,888
6.75% 6/1/25 (c)	3,210,000	3,276,158
The GEO Group, Inc.:
5.875% 10/15/24	710,000	543,150
6% 4/15/26	2,600,000	1,859,000
		54,040,956
Steel - 0.4%
Allegheny Technologies, Inc. 5.875% 12/1/27	3,820,000	3,670,829
Super Retail - 1.1%
EG Global Finance PLC:
6.75% 2/7/25 (c)	2,170,000	2,221,538
8.5% 10/30/25 (c)	3,690,000	3,883,725
The William Carter Co. 5.625% 3/15/27 (c)	1,575,000	1,643,906
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	2,335,000	2,463,425
		10,212,594
Technology - 6.4%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	2,230,000	2,357,333
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	2,525,000	2,551,828
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	800,000	854,448
Camelot Finance SA 4.5% 11/1/26 (c)	2,410,000	2,458,200
CDK Global, Inc.:
4.875% 6/1/27	1,105,000	1,163,013
5.25% 5/15/29 (c)	465,000	495,225
5.875% 6/15/26	1,940,000	2,022,450
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)	4,000,000	4,002,400
Entegris, Inc. 4.375% 4/15/28 (c)	1,820,000	1,870,050
Fair Isaac Corp. 5.25% 5/15/26 (c)	1,065,000	1,182,150
Gartner, Inc. 4.5% 7/1/28 (c)	1,470,000	1,540,119
Match Group Holdings II LLC 4.125% 8/1/30 (c)	685,000	692,919
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	3,700,000	4,033,000
Nortonlifelock, Inc. 5% 4/15/25 (c)	4,765,000	4,876,644
Nuance Communications, Inc. 5.625% 12/15/26	3,135,000	3,307,425
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,115,000	1,130,694
Qorvo, Inc. 4.375% 10/15/29	1,500,000	1,593,750
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	8,790,000	9,204,888
Sensata Technologies BV 5% 10/1/25 (c)	1,960,000	2,107,000
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	2,415,000	2,566,469
TTM Technologies, Inc. 5.625% 10/1/25 (c)	7,895,000	8,052,900
		58,062,905
Telecommunications - 12.8%
Altice Financing SA:
5% 1/15/28 (c)	940,000	912,975
7.5% 5/15/26 (c)	8,260,000	8,743,458
Altice France Holding SA 6% 2/15/28 (c)	4,250,000	4,053,608
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	12,245,000	12,719,466
7.5% 10/15/26 (c)	5,920,000	6,201,200
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	455,000	455,000
5.625% 9/15/28 (c)	360,000	365,796
Century Telephone Enterprises, Inc. 6.875% 1/15/28	162,000	181,877
CenturyLink, Inc.:
5.125% 12/15/26 (c)	4,810,000	4,941,746
5.625% 4/1/25	1,725,000	1,846,268
Frontier Communications Corp. 8% 4/1/27 (c)	11,110,000	11,071,615
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	8,625,000	8,754,375
8.5% 10/15/24 (c)(g)	3,560,000	2,296,200
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	340,000	335,750
4.25% 7/1/28 (c)	2,320,000	2,355,542
4.625% 9/15/27 (c)	1,979,000	2,033,423
5.25% 3/15/26	2,620,000	2,714,189
Millicom International Cellular SA 6.625% 10/15/26 (c)	2,780,000	2,979,813
Sable International Finance Ltd. 5.75% 9/7/27 (c)	515,000	537,083
SFR Group SA:
5.125% 1/15/29 (c)	2,690,000	2,679,913
7.375% 5/1/26 (c)	5,850,000	6,130,215
8.125% 2/1/27 (c)	6,580,000	7,172,200
Sprint Capital Corp. 6.875% 11/15/28	5,165,000	6,432,155
T-Mobile U.S.A., Inc.:
3.875% 4/15/30 (c)	2,340,000	2,660,650
4.5% 2/1/26	1,245,000	1,282,848
Telecom Italia Capital SA:
6% 9/30/34	1,005,000	1,165,800
6.375% 11/15/33	355,000	422,450
Telecom Italia SpA 5.303% 5/30/24 (c)	2,950,000	3,203,405
Uniti Group, Inc.:
7.125% 12/15/24 (c)	920,000	889,755
7.875% 2/15/25 (c)	7,950,000	8,424,655
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	1,600,000	1,574,760
6.125% 3/1/28 (c)	1,810,000	1,865,404
		117,403,594
Transportation Ex Air/Rail - 0.4%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	3,000,000	3,195,000
Utilities - 6.2%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	585,000	606,938
5% 9/15/26	2,150,000	2,236,000
5.75% 10/15/25	1,720,000	1,810,300
DCP Midstream Operating LP:
5.125% 5/15/29	3,300,000	3,250,500
5.625% 7/15/27	2,305,000	2,358,015
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,233,000	3,297,660
7% 8/1/27	2,382,000	2,427,568
InterGen NV 7% 6/30/23 (c)	6,695,000	6,410,463
NextEra Energy Partners LP 4.5% 9/15/27 (c)	565,000	607,375
NRG Energy, Inc.:
5.25% 6/15/29 (c)	2,105,000	2,289,188
5.75% 1/15/28	1,190,000	1,283,713
6.625% 1/15/27	900,000	951,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	8,480,837	8,989,688
PG&E Corp. 5.25% 7/1/30	2,935,000	2,839,613
Pike Corp. 5.5% 9/1/28 (c)	3,040,000	3,058,818
Talen Energy Supply LLC 10.5% 1/15/26 (c)	1,110,000	843,600
Vistra Operations Co. LLC:
5% 7/31/27 (c)	3,790,000	3,980,448
5.5% 9/1/26 (c)	7,084,000	7,393,925
5.625% 2/15/27 (c)	2,175,000	2,295,060
		56,930,622

TOTAL NONCONVERTIBLE BONDS		862,251,037

TOTAL CORPORATE BONDS
(Cost $866,289,348)		870,632,614
	Shares	Value

Common Stocks - 0.7%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	3	4
Energy - 0.7%
Denbury, Inc. (h)	325,769	5,733,534
Sanchez Energy Corp. (b)	29,118	757,068
Weatherford International PLC (h)	12,948	25,249

TOTAL ENERGY		6,515,851

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(h)	1	35,011
TOTAL COMMON STOCKS
(Cost $12,207,517)		6,550,866
	Principal Amount	Value

Bank Loan Obligations - 1.9%
Cable/Satellite TV - 0.2%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(i)	1,299,493	1,277,766
Energy - 0.0%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(e)(g)(i)	3,060,000	58,660
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (d)(e)(g)(i)	4,810,000	12,025
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(d)(e)(g)(i)	1,525,908	0
term loan 0% 12/31/49 (b)(d)(g)(i)	658,000	0

TOTAL ENERGY		70,685

Gaming - 0.6%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(i)	3,072,025	2,937,624
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(i)	2,926,766	2,601,719

TOTAL GAMING		5,539,343

Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (d)(e)(i)	130,000	121,745
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (d)(e)(i)	548,022	511,168
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (d)(e)(i)	3,255,638	3,023,152

TOTAL SERVICES		3,656,065

Technology - 0.1%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (d)(e)(i)	1,245,000	1,240,493
Telecommunications - 0.6%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (d)(e)(i)	3,125,000	3,135,844
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(i)	280,000	281,750
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (d)(e)(i)(j)	2,116,460	2,149,964

TOTAL TELECOMMUNICATIONS		5,567,558

TOTAL BANK LOAN OBLIGATIONS
(Cost $23,089,897)		17,351,910
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.10% (k)
(Cost $16,009,247)	16,006,372	16,009,574
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $917,596,009)		910,544,964
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,969,979
NET ASSETS - 100%		$914,514,943

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $518,100 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $616,164,295 or 67.4% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing - Security is in default.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,058,230 and $1,074,982, respectively.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$518,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$196,239
Total	$196,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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